ROPES & GRAY LLP

PRUDENTIAL TOWER

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August 1, 2016	James M. Forbes
T +1 617-235-4765
BY EDGAR	James.Forbes@ropesgray.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T is Post-Effective Amendment No. 27 to the Trust’s Registration Statement under the Securities Act and Amendment No. 29 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 27/29”), including: (i) a GMO Series Trust Prospectus and Statement of Additional Information (relating to each of the twelve series of the Trust) and (ii) other information, the signature page, and exhibits.

The purpose of this Amendment No. 27/29 is to register a new class of shares (Class PS shares) of each series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 27/29 become effective on September 30, 2016.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 617-951-7748.

Sincerely,

/s/ James M. Forbes
James M. Forbes

Enclosures

cc:	J.B. Kittredge, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.

Sarah Clinton, Esq.